Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Income statement narrative (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023 USD ($) $ / MMBTU $ / bbl	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022
Disclosure of depreciation, depletion and amortisation [Line Items]
Impairment loss	$ 2,490	$ 589
Impairment loss, after tax	1,910	453
Reversal of impairment loss	326		$ 6,169
Reversals of impairments, pre tax	$ 326	$ 0	$ 6,109	$ 326	$ 6,109
Brent crude oil ($/b)
Disclosure of depreciation, depletion and amortisation [Line Items]
Commodity price, after 2026 | $ / bbl	70
Henry Hub natural gas ($/MMBtu)
Disclosure of depreciation, depletion and amortisation [Line Items]
Commodity price, after 2026 | $ / MMBTU	4.00
Renewables and Energy Solutions
Disclosure of depreciation, depletion and amortisation [Line Items]
Nominal post-tax WACC	7.50%			7.50%		6.50%
All segments, excl renewables and energy
Disclosure of depreciation, depletion and amortisation [Line Items]
Nominal post-tax WACC	6.00%			6.00%		5.00%